ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2016
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

8.ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

	As of December 31,
	2015	2016

Accrued payroll and staff welfare	$12,817	$12,944
Individual income tax withheld	605	591
VAT payable	301	287
Accrued professional fees	1,808	3,283
Accrued advertising fees	634	596
Credit card processing charges	376	551
Accrued sales return (1)	2,465	1,927
Other accrued expenses	977	905

Total	$19,983	$21,084

(1)

Accrued sales return represents the gross profit effect of estimated sales return at the end of each of the respective years assuming products returned had no value to the Group. Movements during the respective years are as follows:

	As of December 31,
	2015	2016

Balance at January 1	$1,417	$2,465
Allowance for sales return made in the year	17,491	12,370
Utilization of accrued sales return	(16,443)	(12,908)

Balance at December 31	$2,465	$1,927